Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	November 30, 2022	February 28, 2022
	(unaudited)
Licenses	$200,000	$200,000
Mobile applications	207,567	233,167
	407,567	433,167
Less: accumulated amortization	(284,875)	(266,190)
Impairment of intangible assets	(41,045)	(41,045)
Net intangible assets	$81,647	$125,932

	February 28, 2022	February 28, 2021

Licenses	$200,000	$200,000
Mobile applications	233,167	221,489
	433,167	421,489
Less: accumulated amortization	(266,190)	(219,234)
Impairment of intangible assets	(41,045)	(41,045)
Net intangible assets	$125,932	$161,210